Note 11 - Equity Compensation (Tables)	3 Months Ended
Mar. 31, 2022
Notes Tables
Schedule of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
Equity value	$62,287,970
Term (in years)	5
Risk-free interest rate	0.84%
Volatility	57%

Share-Based Payment Arrangement, Activity [Table Text Block]
	Sky Incentive Units	Weighted-average grant date fair value
Sky units outstanding as of December 31, 2021 (as previously presented)	3,951	$318.44
Sky units outstanding as of December 31, 2021 (recast for recapitalization)	2,807,750	$0.45
Granted	-	-
Forfeitures	-	-
Sky units outstanding as of March 31, 2022	2,807,750	$0.45

Vested Units outstanding as of March 31, 2022	335,493	$0.45
Non-vested Units outstanding as of March 31, 2022	2,472,257	$0.45